Stock Option Plans and Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 9,255	$ 343	$ 4,514	$ 568	$ 246
Cost of Revenue - Subscription
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	374	18	133	34	12
Cost of Revenue - Services and Other
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	722	38	458	63	20
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	1,293	65	658	118	62
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	4,035	75	2,062	96	28
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,831	$ 147	$ 1,203	$ 257	$ 124